STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (838,536)	$ (187,735)	$ 675,996	$ 47,977
Adjustments to reconcile net loss to net cash used by operating activities:
Stock based compensation	117,464	106,221	125,544	44,807
Depreciation and amortization	136,533	63,792	97,874	29,648
Bad debt expense	0	5,000	7,000	0
Forgiveness of Indebtedness	(120,505)	0	(963,516)	0
(Increase) decrease in assets:
Accounts receivables	221,406	(503,181)	(528,537)	(146,102)
Prepaid expenses and other assets	6,007	(38,318)	(31,198)	(62,649)
Increase (decrease) in liabilities:
Accounts payables	172,175	51,015	125,296	(149,759)
Deferred revenue'	(55,270)	161,228
Accrued expenses	268,450	(7,403)	77,786	265,650
Accrued retirement,	8,020	7,707
Net cash used by operating activities	(84,256)	(341,674)	(413,755)	29,572
Cash flows from investing activities:
Purchase of property and equipment	(12,437)	(7,966)	(48,310)	(1,945)
Capitalization of software development costs	(180,374)	(193,190)	(255,230)	(194,215)
Net cash used by investing activities	(192,811)	(201,156)	(303,540)	(196,160)
Cash flows from financing activities:
Proceeds from issuance of notes payable - related parties	404,000	0	(957,372)	0
Proceeds from note payable	0	957,372	50,000	200,000
Proceeds from the exercise of common stock options	96,830	0
Repayment of long-term obligations	(200,000)	0
Repayments of notes payable - short term	0	(167,526)	(167,527)	0
Repayments of notes payable - related party	0	(46,710)	(96,635)	(56,730)
Net cash provided by financing activities	300,830	743,136	743,210	143,270
Net increase in cash	23,763	200,306	25,915	(23,318)
Cash - beginning of period	32,313	6,398	6,398	29,716
Cash - end of period	56,076	206,704	32,313	6,398
Supplemental Disclosures of Cash Flow Information:
Cash payments for interest	$ 66,908	$ 314,513	346,328	152,908
Income taxes			$ 0	$ 0